Bank Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Bank loans

Note 8 — Bank loans

Outstanding balance of short-term bank loans consisted of the following:

	December 31, 2020	December 31, 2019

Loan from Bank of Communication	$1,532,567	$1,149,095
Loan from Bank of China	766,284	430,923
Loan from Guangfa Bank	2,298,850	-
	$4,597,701	$1,580,018

On April 25, 2019, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,149,095 for a term of one year and at a floating rate based on prime borrowing rate in PRC. The bank loan was unsecured and guaranteed by Mr. Ban Lor, the Chairman and CEO of the Company, and his family member. The loan was fully repaid upon maturity.

On March 16, 2020, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,532,532 for a term of half year and at a fixed annual interest rate of 5.003%. The bank loan was unsecured and guaranteed by Mr. Ban Lor, the Chairman and CEO of the Company, and his family member. The loan was fully repaid October 8, 2020.

On November 5, 2020, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,532,567 for a term of one year and at a fixed annual interest rate of 4.5675%. The bank loan was unsecured and guaranteed by a third party.

 On February 1, 2019, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $430,923 for a term of one year and at a fixed annual interest rate of 4.6%. The bank loan was guaranteed by Mr. Ban Lor and secured by a restricted cash deposit of $172,369 as of December 31, 2019. The loan was fully repaid upon maturity.

On January 9, 2020, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $766,284 for a term of one year and at a fixed annual interest rate of 4.45%. The bank loan was guaranteed by Mr. Ban Lor and secured by a restricted cash deposit of $114,943 as of December 31, 2020. The loan was fully repaid on December 25, 2020.

On March 4, 2020, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $459,770 for a term of one year and at a fixed annual interest rate of 4.55%. The bank loan was guaranteed by Mr. Ban Lor. The loan was fully repaid upon maturity.

On December 14, 2020, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $306,514 for a term of one year and at a fixed annual interest rate of 4.55%. The bank loan was guaranteed by Mr. Ban Lor.

On January 2, 2020, Powerbridge Zhuhai entered into a loan agreement with Guangfa Bank to obtain a loan of $2,298,851 for a term of one year and at a fixed annual interest rate of 4.6%. The bank loan was guaranteed by Mr. Ban Lor and the company’s account receivable of some programs was pledged to secure the loan. The loan was fully repaid upon maturity.

For the years ended December 31, 2020, 2019 and 2018, interest expense was $203,289, $123,278 and $19,385, respectively, with the weighted average interest rate of 4.7%, 4.9% and 5.9%, respectively.